Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000253501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA All Cap Value Series
C000253502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Cap Value Series
C000249820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Core Series
C000253503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Growth Series
C000253504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Mid Growth Series
C000253505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Small Cap Value Series
C000253506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Small Growth Series
C000253507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA SMid-Cap Value Series
C000253508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA World Equity Income Series
Without Sales Load [Member] | C000253501
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	11.12%	10.40%
Without Sales Load [Member] | C000253502
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%	12.15%	10.88%
Without Sales Load [Member] | C000249820
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	13.65%	14.25%
Without Sales Load [Member] | C000253503
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	13.89%	17.04%
Without Sales Load [Member] | C000253504
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%	4.48%	10.63%
Without Sales Load [Member] | C000253505
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	8.47%	7.65%
Without Sales Load [Member] | C000253506
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%	2.59%	8.89%
Without Sales Load [Member] | C000253507
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	9.30%	9.97%
Without Sales Load [Member] | C000253508
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%	11.42%	9.99%
S&P Composite 1500 Value Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Average Annual Return, Percent	12.72%	12.76%	11.63%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.19%	12.96%	11.73%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.18%	15.04%	16.99%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	7.46%	7.12%	10.44%
S&P SmallCap 600 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.70%	8.96%	9.64%
S&P SmallCap 600 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	5.37%	5.53%	9.82%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.37%	10.41%	10.37%
S&P Developed BMI TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed BMI Index
Average Annual Return, Percent	22.26%	11.73%	12.21%